Share-based compensation - Schedule of restricted share units activity (Details) - Restricted Stock Units (RSUs) - ¥ / shares	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Number of restricted shares, Beginning balance		402,349
Number of restricted shares, Vested		(401,599)
Number of restricted shares, Forfeited	(557,455)	(750)
Number of restricted shares, Ending balance			402,349
Weighted average grant-date fair vale Outstanding		¥ 274.55
Weighted average grant-date fair value, Vested		274.55
Weighted average grant-date fair value, Forfeited		¥ 274.55
Weighted average grant-date fair vale Outstanding			¥ 274.55
Weighted average remaining contractual life			6 months 29 days